Contingencies and commitments - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Contractually committed decarbonisation capital commitments	$ 142.0	$ 114.0
Borrowings	$ 21,931.0	12,442.0
Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (“WCS Rail and Port Holding Entities”)
Disclosure of contingent liabilities [line items]
Group interest	18.02%
Simfer Jersey Limited | Winning Consortium Simandou Railway Pte. Ltd and Winning Consortium Simandou Ports Pte. Ltd (“WCS Rail and Port Holding Entities”)
Disclosure of contingent liabilities [line items]
Group interest	34.00%
Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture	66.00%
Oyu Tolgoi LLC | Project Finance Debt
Disclosure of contingent liabilities [line items]
Borrowings	$ 5,400.0	5,500.0
Oyu Tolgoi LLC | Project Finance Debt | External Third Party Lenders
Disclosure of contingent liabilities [line items]
Borrowings	$ 3,800.0	3,900.0
Erdenes Oyu Tolgoi LLC
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture	34.00%
Larger Than Twenty Five Years
Disclosure of contingent liabilities [line items]
Other commitments	$ 215.0	154.0
Due within 1 year
Disclosure of contingent liabilities [line items]
Other commitments	26.0	27.0
Bottom of range
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures	1,000.0	5,000.0
Top of range
Disclosure of contingent liabilities [line items]
Estimated incremental capital expenditures	2,000.0	6,000.0
Minera Escondida Ltda
Disclosure of contingent liabilities [line items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share	$ 225.0	$ 225.0
Proportion of ownership interest in joint venture	30.00%	30.00%
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc
Disclosure of contingent liabilities [line items]
Contractual payments			$ 10.5
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies	$ 7,500.0	$ 7,500.0
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Bonds | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies	15,200.0	6,200.0
Contingent liabilities related to joint ventures | Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc | Debt securities | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Amounts guaranteed by parent companies	$ 700.0	$ 600.0